                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-04015
                                                      ---------


                          Eaton Vance High Income Fund
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   October 31
                                   ----------
                             Date of Fiscal Year End

                                October 31, 2003
                                ----------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EATON VANCE LOGO]

[PHOTO IMAGE]

ANNUAL REPORT OCTOBER 31, 2003

[PHOTO IMAGE]

EATON VANCE HIGH INCOME FUND

[PHOTO IMAGE]

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                          EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

     The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

     - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

     - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

     - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

                    For more information about Eaton Vance's
                     privacy policies, call: 1-800-262-1122.

                                   ----------

                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

     The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

     EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

     If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

     Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE HIGH INCOME FUND as of October 31, 2003
LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS E. FAUST JR.]
Thomas E. Faust Jr.
President

Eaton Vance High Income Fund, Class B shares, had a total return of 33.26% for the year ended October 31, 2003.(1) That return was the result of an increase in net asset value (NAV) per share to $5.05 on October 31, 2003 from $4.15 on October 31, 2002, and the reinvestment of $0.421 in dividends.

Class C shares had a total return of 33.24% for the year, the result of an increase in NAV per share to $6.67 on October 31, 2003 from $5.48 on October 31, 2002 and the reinvestment of $0.555 in dividends.(1)

Based on the Fund's most recent distributions and closing NAVs per share on October 31, 2003 of $5.05 for Class B shares and $6.67 for Class C shares, the distribution rates were 8.28% and 8.28%, respectively.(2) The SEC 30-day yields at October 31, 2003 were 7.53% and 7.52%.(3)

A STRONGER ECONOMY, RISING PROFITS AND INCREASING RISK TOLERANCE HAVE HELPED THE HIGH-YIELD MARKET...

The U.S. economy showed signs of a determined recovery in 2003. Corporate earnings have improved and the equity markets have posted strong returns. While job growth has lagged, consumers and businesses alike have picked up spending. These trends have encouraged a return to the market by high-yield issuers, accompanied by rising demand from investors.

HIGH-YIELD ISSUERS ARE NEWLY COST-CONSCIOUS AND FINANCIALLY DISCIPLINED...

The past year has seen a trend toward greater financial discipline among high-yield issuers. In our opinion, reducing costs and eliminating the excesses of recent years has improved companies' operating results, making them more attractive credits. We feel that has contributed significantly to a healthier high-yield market in 2003. In the following pages, co-portfolio managers
Michael W. Weilheimer and Thomas Huggins discuss the Fund's past fiscal year and reflect on events in the high-yield market.

                                                  Sincerely,

                                                  /s/ Thomas E. Faust, Jr.

                                                  Thomas E. Faust, Jr.
                                                  President
                                                  December 10, 2003

FUND INFORMATION
AS OF OCTOBER 31, 2003

 PERFORMANCE(4)                                              CLASS B    CLASS C
 ------------------------------------------------------------------------------
 Average Annual Total Returns (at net asset value)

 One Year                                                      33.26%     33.24%
 Five Years                                                     4.12       4.12
 Ten Years                                                      5.79       N.A.
 Life of Fund+                                                  7.24       5.78

 SEC Average Annual Total Returns (including applicable CDSC)

 One Year                                                      28.26%     32.24%
 Five Years                                                     3.87       4.12
 Ten Years                                                      5.79       N.A.
 Life of Fund+                                                  7.24       5.78

+Inception dates: Class B: 8/19/86; Class C: 6/8/94

TEN LARGEST ISSUERS(5)

Charter Communication Holdings       2.2%
AES Corp.                            2.0
Dynegy Holdings, Inc.                2.0
CSC Holdings, Inc.                   2.0
Calpine Corp.                        1.8
Qwest Services                       1.7
American Tower Corp.                 1.6
Nextel Partners, Inc.                1.6
Crown Castle                         1.3
Qwest Capital Funding                1.2

(1) These returns do not include the applicable contingent deferred sales charge (CDSC) for Class B or C shares. (2) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (3) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. Class C 1 - year SEC return reflects 1% CDSC. (5) Ten largest issuers account for 17.4% of the Portfolio's investments, determined by dividing the total market value of the holdings by the total net assets of the Portfolio. Portfolio profile is subject to change.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary.

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE HIGH INCOME FUND as of October 31, 2003
MANAGEMENT DISCUSSION

[PHOTO OF MICHAEL W. WEILHEIMER]
Michael W. Weilheimer
Co-Portfolio Manager

[PHOTO OF THOMAS HUGGINS]
Thomas Huggins
Co-Portfolio Manager

AN INTERVIEW WITH MICHAEL W. WEILHEIMER AND THOMAS HUGGINS, CO-PORTFOLIO MANAGERS OF HIGH INCOME PORTFOLIO.

Q: MIKE, THE HIGH-YIELD MARKET POSTED A STRONG REBOUND IN 2003. WHAT FACTORS
   HAVE DRIVEN THE MARKET RECOVERY?

A: MR. WEILHEIMER: The improving economy brightened the outlook for corporate profits and provided a further lift for the high-yield market in the second half of 2003. Tax cuts and low interest rates also provided a boost. As an indication of the economy's recovery in the second half of the 2003 calendar year, third quarter Gross Domestic Product (GDP) - the broadest measure of the nation's economic activity - rose 8.2%, up from just 2.3% in the second quarter. That marked the nation's fastest growth rate in two decades and demonstrated the economy's renewed momentum.

   The equity and high-yield markets received an additional boost from the fact that many of the corporate governance issues that have eroded investor confidence in recent years are now being addressed. Finally, default rates - which rose during the economic slowdown - have declined significantly, reflecting the improved credit conditions.

Q: TOM, HOW HAVE YOU POSITIONED THE PORTFOLIO IN RECENT MONTHS?

A: MR. HUGGINS: We continued some of the changes that we began in January of 2003. Namely, we increased the Portfolio's exposure to B-rated bonds - historically the Portfolio's primary investment universe - by reducing its holdings of BB-rated bonds. With signs of a stronger recovery, we've quickened the pace of that adjustment. That has included an increasing emphasis on economically-sensitive sectors, such as technology, industrials and travel and leisure. The B-rated segment of the high-yield market has historically responded to an impoving economy and reflected the recovery in the equity market in 2003.

Q: THE FUND REGISTERED A STRONG TOTAL RETURN DURING THE FISCAL YEAR. WHAT DROVE
   THE FUND'S PERFORMANCE?

A: MR. WEILHEIMER: Early in the fiscal year, the Fund's performance was helped by the Portfolio's investments in some high-grade companies - household names - that had only recently entered the high-yield market. In the past, these companies had been regarded as investment-grade issuers. However, with the

[CHART]

PORTFOLIO CREDIT QUALITY RATINGS(1)

Common Stocks                       1.8%
A and above                         2.5%
BBB                                 0.2%
BB                                 11.4%
B                                  52.4%
CCC and below                      28.5%
Non-Rated                           3.2%

[CHART]

FIVE LARGEST SECTOR WEIGHTINGS(1)

Wireless Communication Services            11.0%
Broadcasting & Cable                       10.2%
Oil & Gas - Equipment/Services              5.8%
Chemicals                                   5.6%
Utilities - Electric Power Generation       4.1%

(1) Credit Quality Ratings are provided by Moody's, Inc., a nationally recognized bond rating service. Five Largest Sector Weightings account for 36.7% of the Portfolio's investments, determined by dividing the total market value of the holdings by the total net assets of the Portfolio. Because the Portfolio is actively managed, Credit Quality Ratings and Sector Weightings are subject to change.

   economic slowdown of recent years and the increasing difficulty of raising capital, many of these companies have accessed the high-yield market for financing. In our view, this represented a rare opportunity to buy these household names at high-yield spreads. The bonds were good performers for the Portfolio in those months when the economy was still mired in a slowdown.

   In the first half of 2003, the Portfolio benefited from an overweighting in deeply discounted utility bonds and higher-yielding GDP-sensitive companies. Finally, in the Portfolio's fourth fiscal quarter (August-October 2003), airline bonds and selected wireless and cable television bonds contributed to the Fund's performance.

Q: YOU MENTIONED THAT UTILITY BONDS WERE STRONG PERFORMERS FOR THE PORTFOLIO
   IN THE FIRST HALF OF 2003. WHAT DROVE THE UTILITY SECTOR?

A: MR. WEILHEIMER: Having encountered financial difficulties and the possibility of industry bankruptcies in 2002, the utility sector was forced to take serious steps to put its financial house in order. Among the Portfolio's investments were a range of energy pipeline companies and power generating companies that took steps to pare debt and improve short-term liquidity. These initiatives included selling assets, refinancing bank debt, exchanging debt for equity and issuing equity outright. These steps helped the companies improve their balance sheets and enhance their access to the capital markets.

Q: YOU INDICATED THAT THE AIRLINE SECTOR HAS PERFORMED WELL. WHAT FACTORS
   INFLUENCED AIRLINE BONDS?

A: MR. HUGGINS: Having struggled since the events of September 11, 2001, the airline sector, during the three months ended September 30, marked its most profitable quarter since the terrorist attacks. Travel for business and tourism had declined sharply at that time, and airlines were forced to remove capacity and reduce fares. The companies were additionally hurt by the sharp rise in fuel costs. However, with the recent uptick in business activity, carriers are operating at increased capacity, and some have been able to raise fares selectively. If the improved economy leads to a rise in business travel and increased sales of premium seats, we believe some companies may be able to add capacity profitably in the coming year. Given what the industy has been through in recent years, that would represent a significant turnaround.

Q: MANY COMPANIES HAVE TRIED TO ENGINEER A TURNAROUND IN THE PAST YEAR. DID THE
   PORTFOLIO HAVE INVESTMENTS IN ANY SUCH COMPANIES?

A: MR. HUGGINS: Yes. The Portfolio had investments in some companies that we believe, while they had suffered from poor management, nonetheless possessed strong underlying assets and good business fundamentals. In these situations, the companies were able to turn the corner under the leadership of new, capable management teams.

   One such investment was a company in the telecommunications sector. The company suffered from expensive debt amassed by the previous management. The new managers issued new debt to buy back existing debt at a discount and lengthen their maturity schedule. The company also sold assets in the form of its phone directories, or "yellow pages." By selling those assets at attractive multiples, the company has managed to improve its balance sheet while returning its focus to its core business.

Q: THE WIRELESS SECTOR REMAINS A LARGE SEGMENT OF THE HIGH-YIELD MARKET. HAS
   THIS GROUP BENEFITED FROM A CHANGING CLIMATE?

A: MR. WEILHEIMER: Yes. Having emphasized for many years the build-out of networks and the growth of their subscriber base, the companies have focused more recently on generating cash flow. Because the build-outs required large cash outlays, the effort left the companies laden with debt. Now that the companies are no longer in a debt-accumulation phase, they have turned cash-flow-positive for the first time in years.

   Tower companies, which provide cellular sites for wireless companies, were among those that featured delevering - a reduction of debt burden. These companies improved their balance sheets either through outright equity issues or by executing debt-for-equity exchanges. We found that delevering was a common theme among companies that we feel are poised to prosper.

Q: WAS THERE ANY SEGMENT THAT DIDN'T FARE WELL FOR THE FUND IN 2003?

A: MR. HUGGINS: The gaming sector performed well for the Fund in 2002, with spreads narrowing, as we approached 2003. However, on a relative basis, gaming bonds lagged many sectors whose bonds traded at much higher yield spreads. In 2003, we pared our gaming sector investments in favor of more GDP-sensitive areas.

Q: WERE THERE ANY OTHER SPECIAL SITUATIONS THAT STOOD OUT DURING THE YEAR?

A: MR. HUGGINS: Yes. The Fund did benefit from some special situations. For example, the Portfolio had a number of investments in companies that were the object of takeovers. In those cases, the acquiring companies made tenders for existing debt at a significant premium.

   In several situations, the Portfolio purchased short-maturity bonds trading at discounts. As capital markets have opened up, the companies in these situations were later able to issue new longer-term debt and redeem the shorter maturities at a substantial premium to our purchase price.

   MR. WEILHEIMER: Cost-cutting has also been a major theme, especially among industrial companies. For example, a large U.S. manufacturer of air conditioners reorganized its operations, resulting in significant cost savings. The company transferred a sizable segment of its manufacturing operations to China, a move that produced lower labor and production costs.

   In another operational restructuring, a manufacturer of cans and containers for food and beverage producers achieved lower costs and more efficient production and is now enjoying the benefits of that overhaul. These cost-cutting trends have been common among high-yield issuers in 2003 and have helped create a healthier market climate.

[CHART]

   COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE HIGH INCOME FUND CLASS B VS. THE MERRILL LYNCH U.S. HIGH YIELD MASTER II INDEX*

                       October 31, 1993 - October 31, 2003

                     EATON VANCE HIGH INCOME FUND - CLASS B
                               Inception: 8/19/86

                        FUND              FUND                MERRILL LYNCH
                      VALUE AT         VALUE WITH         US HIGH YIELD MASTER
DATE                    NAV           SALES CHARGE              II INDEX
-------------------------------------------------------------------------------
10/31/1993             10,000             N/A                    10,000
11/30/1993             10,127                                    10,052
12/31/1993             10,297                                    10,158
 1/31/1994             10,499                                    10,377
 2/28/1994             10,565                                    10,305
 3/31/1994             10,218                                     9,972
 4/30/1994             10,098                                     9,848
 5/31/1994             10,157                                     9,827
 6/30/1994             10,182                                     9,872
 7/31/1994             10,137                                     9,937
 8/31/1994             10,123                                    10,010
 9/30/1994             10,123                                    10,008
10/31/1994             10,126                                    10,034
11/30/1994             10,003                                     9,948
12/31/1994             10,111                                    10,053
 1/31/1995             10,153                                    10,194
 2/28/1995             10,414                                    10,521
 3/31/1995             10,474                                    10,663
 4/30/1995             10,762                                    10,939
 5/31/1995             10,994                                    11,276
 6/30/1995             11,006                                    11,352
 7/31/1995             11,175                                    11,500
 8/31/1995             11,118                                    11,560
 9/30/1995             11,192                                    11,697
10/31/1995             11,204                                    11,793
11/30/1995             11,309                                    11,910
12/31/1995             11,512                                    12,110
 1/31/1996             11,687                                    12,312
 2/29/1996             11,861                                    12,350
 3/31/1996             11,815                                    12,299
 4/30/1996             11,909                                    12,317
 5/31/1996             12,034                                    12,405
 6/30/1996             12,034                                    12,461
 7/31/1996             12,121                                    12,537
 8/31/1996             12,301                                    12,692
 9/30/1996             12,626                                    12,988
10/31/1996             12,645                                    13,101
11/30/1996             12,865                                    13,364
12/31/1996             13,099                                    13,475
 1/31/1997             13,201                                    13,576
 2/28/1997             13,453                                    13,785
 3/31/1997             13,158                                    13,595
 4/30/1997             13,308                                    13,769
 5/31/1997             13,659                                    14,059
 6/30/1997             13,925                                    14,277
 7/31/1997             14,316                                    14,655
 8/31/1997             14,396                                    14,637
 9/30/1997             14,761                                    14,901
10/31/1997             14,723                                    14,977
11/30/1997             14,849                                    15,117
12/31/1997             15,109                                    15,262
 1/31/1998             15,412                                    15,505
 2/28/1998             15,619                                    15,568
 3/31/1998             15,867                                    15,716
 4/30/1998             15,929                                    15,784
 5/31/1998             15,936                                    15,879
 6/30/1998             15,969                                    15,961
 7/31/1998             16,038                                    16,062
 8/31/1998             14,813                                    15,252
 9/30/1998             14,757                                    15,291
10/31/1998             14,355                                    14,965
11/30/1998             15,330                                    15,741
12/31/1998             15,377                                    15,713
 1/31/1999             15,711                                    15,925
 2/28/1999             15,898                                    15,817
 3/31/1999             16,197                                    16,000
 4/30/1999             16,665                                    16,293
 5/31/1999             16,442                                    16,144
 6/30/1999             16,427                                    16,104
 7/31/1999             16,504                                    16,125
 8/31/1999             16,350                                    15,955
 9/30/1999             16,275                                    15,891
10/31/1999             16,357                                    15,805
11/30/1999             16,718                                    16,011
12/31/1999             17,067                                    16,107
 1/31/2000             17,239                                    16,046
 2/29/2000             17,644                                    16,080
 3/31/2000             17,228                                    15,844
 4/30/2000             17,092                                    15,844
 5/31/2000             16,761                                    15,645
 6/30/2000             16,925                                    15,947
 7/31/2000             16,833                                    16,033
 8/31/2000             16,926                                    16,190
 9/30/2000             16,455                                    16,050
10/31/2000             15,557                                    15,539
11/30/2000             14,263                                    14,943
12/31/2000             14,671                                    15,283
 1/31/2001             15,720                                    16,251
 2/28/2001             15,692                                    16,498
 3/31/2001             15,064                                    16,167
 4/30/2001             14,904                                    15,948
 5/31/2001             15,022                                    16,228
 6/30/2001             14,406                                    15,800
 7/31/2001             14,357                                    16,057
 8/31/2001             14,415                                    16,183
 9/30/2001             13,418                                    15,065
10/31/2001             13,940                                    15,548
11/30/2001             14,448                                    16,094
12/31/2001             14,324                                    15,967
 1/31/2002             14,387                                    16,056
 2/28/2002             14,068                                    15,844
 3/31/2002             14,352                                    16,244
 4/30/2002             14,470                                    16,504
 5/31/2002             14,312                                    16,378
 6/30/2002             13,701                                    15,111
 7/31/2002             13,308                                    14,524
 8/31/2002             13,487                                    14,887
 9/30/2002             13,353                                    14,655
10/31/2002             13,179                                    14,532
11/30/2002             13,838                                    15,440
12/31/2002             14,052                                    15,665
 1/31/2003             14,291                                    16,135
 2/28/2003             14,517                                    16,352
 3/31/2003             14,882                                    16,784
 4/30/2003             15,723                                    17,759
 5/31/2003             15,837                                    17,963
 6/30/2003             16,430                                    18,466
 7/31/2003             16,338                                    18,216
 8/31/2003             16,632                                    18,448
 9/30/2003             17,063                                    18,949
10/31/2003             17,563                                    19,342

  PERFORMANCE**                                               CLASS B    CLASS C
  ------------------------------------------------------------------------------
  Average Annual Total Returns (at net asset value)

  One Year                                                      33.26%     33.24%
  Five Years                                                     4.12       4.12
  Ten Years                                                      5.79       N.A.
  Life of Fund+                                                  7.24       5.78

  SEC Average Annual Total Returns (including applicable CDSC)

  One Year                                                      28.26%     32.24%
  Five Years                                                     3.87       4.12
  Ten Years                                                      5.79       N.A.
  Life of Fund+                                                  7.24       5.78

  +Inception dates: Class B: 8/19/86; Class C: 6/8/94

*  Sources: Thomson Financial; Merrill Lynch, Inc.

   The chart compares the Fund's total return with that of the Merrill Lynch U.S. High Yield Master II Index. The Index is unmanaged and tracks the performance of below investment grade US dollar denominated corporate bonds publicly issued in the U.S. domestic market. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund and the Index. It is not possible to invest directly in an Index. An investment in the Fund's Class C shares on 6/8/94 at net asset value would have been worth $16,965 on October 31, 2003. The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

** Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1 - year return for Class C reflects 1% CDSC.

   Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

   THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

EATON VANCE HIGH INCOME FUND as of October 31, 2003
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2003

ASSETS

Investment in High Income Portfolio, at value
   (identified cost, $910,056,815)                                   $      946,284,944
Receivable for Fund shares sold                                               1,749,793
---------------------------------------------------------------------------------------
TOTAL ASSETS                                                         $      948,034,737
---------------------------------------------------------------------------------------

LIABILITIES

Dividends payable                                                    $        2,974,949
Payable for Fund shares redeemed                                              1,137,640
Payable to affiliate for distribution and service fees                          193,089
Payable for Trustees' fees                                                           28
Accrued expenses                                                                244,764
---------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                    $        4,550,470
---------------------------------------------------------------------------------------
NET ASSETS                                                           $      943,484,267
---------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                                      $    1,334,641,230
Accumulated net realized loss from Portfolio (computed on the basis
   of identified cost)                                                     (426,108,236)
Accumulated distributions in excess of net investment income                 (1,276,856)
Net unrealized appreciation from Portfolio (computed on the basis of
   identified cost)                                                          36,228,129
---------------------------------------------------------------------------------------
TOTAL                                                                $      943,484,267
---------------------------------------------------------------------------------------

CLASS B SHARES

NET ASSETS                                                           $      662,381,108
SHARES OUTSTANDING                                                          131,146,421
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding) $             5.05
---------------------------------------------------------------------------------------

CLASS C SHARES

NET ASSETS                                                           $      281,103,159
SHARES OUTSTANDING                                                           42,160,740
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding) $             6.67
---------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
OCTOBER 31, 2003

INVESTMENT INCOME

Interest allocated from Portfolio                                    $       87,894,575
Dividends allocated from Portfolio                                            1,893,001
Miscellaneous income allocated from Portfolio                                   788,919
Expenses allocated from Portfolio                                            (5,576,064)
---------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO                                 $       85,000,431
---------------------------------------------------------------------------------------

EXPENSES

Trustees' fees and expenses                                          $            3,355
Distribution and service fees
   Class B                                                                    6,027,933
   Class C                                                                    2,391,584
Transfer and dividend disbursing agent fees                                     927,951
Printing and postage                                                            129,710
Custodian fee                                                                    34,665
Legal and accounting services                                                    27,661
Registration fees                                                                12,137
Miscellaneous                                                                    23,349
---------------------------------------------------------------------------------------
TOTAL EXPENSES                                                       $        9,578,345
---------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                $       75,422,086
---------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIO

Net realized gain (loss) --
   Investment transactions (identified cost basis)                   $       19,396,738
   Foreign currency and forward foreign currency exchange
   contract transactions                                                     (1,007,940)
---------------------------------------------------------------------------------------
NET REALIZED GAIN                                                    $       18,388,798
---------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                               $      130,207,148
   Foreign currency and forward foreign currency exchange contracts              98,014
---------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                 $      130,305,162
---------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                     $      148,693,960
---------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                           $      224,116,046
---------------------------------------------------------------------------------------

                       See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                    YEAR ENDED        YEAR ENDED
                                                    OCTOBER 31, 2003  OCTOBER 31, 2002
--------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

From operations --
   Net investment income                             $    75,422,086   $    78,289,221
   Net realized gain (loss)                               18,388,798      (154,522,319)
   Net change in unrealized
      appreciation (depreciation)                        130,305,162        31,930,088
--------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                   $   224,116,046   $   (44,303,010)
--------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class B                                        $   (54,664,495)  $   (57,516,234)
      Class C                                            (21,628,770)      (20,648,106)
   Tax return of capital
      Class B                                                     --        (5,430,924)
      Class C                                                     --        (1,684,183)
--------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                  $   (76,293,265)  $   (85,279,447)
--------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class B                                        $   103,251,445   $   133,663,908
      Class C                                             88,319,239       117,544,022
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class B                                             18,423,298        18,743,810
      Class C                                             10,039,498         9,698,960
   Cost of shares redeemed
      Class B                                            (95,650,349)     (175,856,757)
      Class C                                            (54,084,859)     (100,298,477)
--------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                           $    70,298,272   $     3,495,466
--------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                $   218,121,053   $  (126,086,991)
--------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                 $   725,363,214   $   851,450,205
--------------------------------------------------------------------------------------
AT END OF YEAR                                       $   943,484,267   $   725,363,214
--------------------------------------------------------------------------------------

ACCUMULATED DISTRIBUTIONS IN EXCESS OF NET
INVESTMENT INCOME INCLUDED IN NET ASSETS

AT END OF YEAR                                       $    (1,276,856)  $    (2,884,935)
--------------------------------------------------------------------------------------

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS

                                                                                         CLASS B
                                                      -----------------------------------------------------------------------------
                                                                      YEAR ENDED OCTOBER 31,                  YEAR ENDED MARCH 31,
                                                      -------------------------------------------------     -----------------------
                                                         2003        2002(1)       2001      2000(2)(3)       2000(2)       1999
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                $    4.150   $    4.860   $    6.180   $    7.270     $    7.510   $    8.030
-----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                 $    0.416   $    0.431   $    0.601   $    0.418     $    0.702   $    0.685
Net realized and unrealized gain (loss)                    0.904       (0.672)      (1.206)      (1.090)        (0.242)      (0.543)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                   $    1.320   $   (0.241)  $   (0.605)  $   (0.672)    $    0.460   $    0.142
-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                            $   (0.420)  $   (0.429)  $   (0.670)  $   (0.418)    $   (0.700)  $   (0.662)
From tax return of capital                                    --       (0.040)      (0.045)          --             --           --
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                   $   (0.420)  $   (0.469)  $   (0.715)  $   (0.418)    $   (0.700)  $   (0.662)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                      $    5.050   $    4.150   $    4.860   $    6.180     $    7.270   $    7.510
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                                            33.26%       (5.46)%     (10.39)%      (9.70)%         6.36%        2.08%
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)             $  662,381   $  530,326   $  648,544   $  721,339     $  758,686   $  689,140
Ratios (As a percentage of average daily net assets):
     Expenses(5)                                            1.80%        1.79%        1.83%        1.78%(6)       1.74%        1.75%
     Net investment income                                  8.96%        9.30%       10.91%       10.37%(6)       9.49%        9.13%
Portfolio Turnover of the Portfolio                          122%          88%          83%          41%           113%         150%
-----------------------------------------------------------------------------------------------------------------------------------

(1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by $0.010, decrease net realized and unrealized losses per share by $0.010 and decrease the ratio of net investment income to average net assets from 9.52% to 9.30%. Per share data and ratios for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

(2) Net investment income per share was computed using average shares outstanding.

(3)  For the seven-month period ended October 31, 2000.

(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Includes the Fund's share of the Portfolio's allocated expenses.

(6)  Annualized

                       See notes to financial statements.

                                                                                         CLASS C
                                                      -----------------------------------------------------------------------------
                                                                     YEAR ENDED OCTOBER 31,                  YEAR ENDED MARCH 31,
                                                      -------------------------------------------------     -----------------------
                                                         2003        2002(1)       2001      2000(2)(3)       2000(2)       1999
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                $    5.480   $    6.410   $    8.130   $    9.560     $    9.880   $   10.560
-----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                 $    0.551   $    0.567   $    0.796   $    0.551     $    0.915   $    0.901
Net realized and unrealized gain (loss)                    1.193       (0.878)      (1.590)      (1.435)        (0.321)      (0.715)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                   $    1.744   $   (0.311)  $   (0.794)  $   (0.884)    $    0.594   $    0.186
-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                            $   (0.554)  $   (0.572)  $   (0.864)  $   (0.546)    $   (0.914)  $   (0.866)
From tax return of capital                                    --       (0.047)      (0.062)          --             --           --
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                   $   (0.554)  $   (0.619)  $   (0.926)  $   (0.546)    $   (0.914)  $   (0.866)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                      $    6.670   $    5.480   $    6.410   $    8.130     $    9.560   $    9.880
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                                            33.24%       (5.37)%     (10.31)%      (9.70)%         6.26%        2.08%
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)             $  281,103   $  195,037   $  202,906   $  191,027     $   36,851   $   61,660
Ratios (As a percentage of average daily net assets):
     Expenses(5)                                            1.80%        1.79%        1.82%        1.82%(6)       1.78%        1.79%
     Net investment income                                  8.93%        9.28%       10.85%       10.40%(6)       9.42%        9.18%
Portfolio Turnover of the Portfolio                          122%          88%          83%          41%           113%         150%
-----------------------------------------------------------------------------------------------------------------------------------

(1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by $0.010, decrease net realized and unrealized losses per share by $0.010 and decrease the ratio of net investment income to average net assets from 9.50% to 9.28%. Per share data and ratios for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

(2) Net investment income per share was computed using average shares outstanding.

(3)  For the seven-month period ended October 31, 2000.

(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Includes the Fund's share of the Portfolio's allocated expenses.

(6)  Annualized.

                       See notes to financial statements.

EATON VANCE HIGH INCOME FUND as of October 31, 2003
NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance High Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund offers two classes of shares. Class B shares and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in the High Income Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (81.3% at October 31, 2003). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   B INCOME -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the fund determined in accordance with accounting principles generally accepted in the United States of America.

   C FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2003, the Fund, for federal income tax purposes, had a capital loss carryover of $420,645,194, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2010 ($143,280,458), October 31, 2009 ($235,765,703) October 31, 2008
   ($30,521,427), March 31, 2007 ($3,342,613), March 31, 2005 ($7,020,394), and
   March 31, 2004 ($714,599), respectively.

   D OTHER -- Investment transactions are accounted for on a trade-date basis.

   E USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   F EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

2  DISTRIBUTIONS TO SHAREHOLDERS

   The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Such daily dividends are paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  SHARES OF BENEFICIAL INTEREST

   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                     YEAR ENDED OCTOBER 31,
                                                 ----------------------------
   CLASS B                                            2003           2002
   --------------------------------------------------------------------------
   Sales                                            22,456,264     28,496,851

   Issued to shareholders electing to receive
   payments of distributions in Fund shares          3,970,353      4,036,471

   Redemptions                                     (23,123,456)   (38,252,450)
   --------------------------------------------------------------------------
   NET INCREASE (DECREASE)                           3,303,161     (5,719,128)
   --------------------------------------------------------------------------

                                                     YEAR ENDED OCTOBER 31,
                                                 ----------------------------
   CLASS C                                            2003           2002
   --------------------------------------------------------------------------
   Sales                                            14,431,771     18,705,008

   Issued to shareholders electing to receive
   payments of distributions in Fund shares          1,636,564      1,591,855

   Redemptions                                      (9,521,784)   (16,335,479)
   --------------------------------------------------------------------------
   NET INCREASE                                      6,546,551      3,961,384
   --------------------------------------------------------------------------

4  TRANSACTIONS WITH AFFILIATES

   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. During the year ended October 31, 2003, EVM earned $69,230 in sub-transfer agent fees. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5  DISTRIBUTION AND SERVICE PLANS

   The Fund has in effect distribution plans for Class B Shares (the Class B
   Plan) and Class C Shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 (collectively, the Plans). The Class B and Class C Plans require the Fund to pay Eaton Vance Distributors, Inc. (EVD) amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $4,520,950 and $1,793,688 for Class B and Class C shares, respectively, to or payable to EVD for the year ended October 31, 2003 representing 0.75% of the average daily net assets for Class B and Class C shares. At October 31, 2003, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $28,249,000 and $31,769,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class B and Class C shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance where there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the year ended October 31, 2003 amounted to $1,506,983 and $597,896 for Class B and Class C shares, respectively.

   Certain officers and Trustees of the Fund are officers or directors of EVD.

6  CONTINGENT DEFERRED SALES CHARGE

   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be retained by the Fund. EVD received approximately $1,350,000 and $93,000 of CDSC paid by shareholders for Class B and Class C shares, respectively, for the year ended October 31, 2003.

7  INVESTMENT TRANSACTIONS

   Increases and decreases in the Fund's investment in the Portfolio for the year ended October 31, 2003, aggregated $195,345,169 and $222,574,056, respectively.

8  SHAREHOLDER MEETING (UNAUDITED)

   The Fund held a Special Meeting of Shareholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                                               NUMBER OF SHARES
                                                        ------------------------------
   NOMINEE FOR TRUSTEE                                  AFFIRMATIVE          WITHHOLD
   -----------------------------------------------------------------------------------
   Jessica M. Bibliowicz                                127,149,255          1,655,149
   Donald R. Dwight                                     127,165,049          1,639,356
   James B. Hawkes                                      127,208,713          1,595,692
   Samuel L. Hayes, III                                 127,108,555          1,695,850
   William H. Park                                      127,179,892          1,624,512
   Norton H. Reamer                                     127,181,854          1,622,550
   Lynn A. Stout                                        127,125,562          1,678,843

   Each nominee was also elected a Trustee of the Portfolio. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Trust.

EATON VANCE HIGH INCOME FUND as of October 31, 2003
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES OF EATON VANCE MUTUAL FUNDS TRUST AND SHAREHOLDERS OF EATON VANCE HIGH INCOME FUND:

We have audited the accompanying statement of assets and liabilities of Eaton Vance High Income Fund (the Fund) (one of the series of the Eaton Vance Mutual Funds Trust) as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for each of the years in the two year period ended March 31, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Eaton Vance High Income Fund at October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the years in the four year period then ended and for each of the years in the two year period ended March 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 16, 2003

HIGH INCOME PORTFOLIO as of October 31, 2003
PORTFOLIO OF INVESTMENTS

SENIOR, FLOATING RATE INTERESTS(1)(2) -- 1.6%

                                                               PRINCIPAL
SECURITY                                                       AMOUNT            VALUE
------------------------------------------------------------------------------------------------
BROADCASTING AND CABLE -- 0.3%

Century Cable Holdings, LLC, Term Loan,
Maturing 12/31/09                                              $     2,500,000   $     2,263,282
Century Cable Holdings, Term Loan B,
Maturing 6/30/09                                                       850,000           787,525
Olympus Cable Holdings, LLC, Term Loan A,
Maturing 6/30/10                                                     1,000,000           916,500
------------------------------------------------------------------------------------------------
                                                                                 $     3,967,307
------------------------------------------------------------------------------------------------

CHEMICALS -- 0.2%

Huntsman Co., LLC, Term A, Maturing 3/31/07                    $     1,663,648   $     1,467,476
Huntsman Co., LLC, Term B, Maturing 3/31/07                          1,190,432         1,050,060
------------------------------------------------------------------------------------------------
                                                                                 $     2,517,536
------------------------------------------------------------------------------------------------

FOODS -- 0.3%

New World Pasta, Term Loan B, Maturing 1/28/06                 $     4,288,773   $     3,666,901
------------------------------------------------------------------------------------------------
                                                                                 $     3,666,901
------------------------------------------------------------------------------------------------

UTILITIES -- 0.1%

Mirant Corp., Revolving Term Loan,
Maturing 7/16/06(3)                                            $     2,100,000   $     1,120,875
------------------------------------------------------------------------------------------------
                                                                                 $     1,120,875
------------------------------------------------------------------------------------------------

WIRELESS COMMUNICATION SERVICES -- 0.7%

IPCS Wireless, Revolving Loan,
Maturing 6/30/08(3)(4)                                         $     6,736,418   $     4,964,740
IPCS Wireless, Term Loan B,
Maturing 6/30/08(3)(4)                                               3,620,825         2,668,548
------------------------------------------------------------------------------------------------
                                                                                 $     7,633,288
------------------------------------------------------------------------------------------------

TOTAL SENIOR, FLOATING RATE INTERESTS
   (IDENTIFIED COST $20,904,424)                                                 $    18,905,907
------------------------------------------------------------------------------------------------

CORPORATE BONDS & NOTES -- 91.9%

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)   VALUE
------------------------------------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 0.9%

BE Aerospace, Inc., Sr. Notes, 8.50%, 10/1/10(5)               $         1,105   $     1,143,675
Dunlop Stand Aero Holdings, Sr. Notes,
11.875%, 5/15/09                                                         8,410         9,166,900
------------------------------------------------------------------------------------------------
                                                                                 $    10,310,575
------------------------------------------------------------------------------------------------

AIRLINES -- 3.2%

American Airlines, 7.80%, 10/1/06                              $         6,963   $     5,719,762
American Airlines, 7.858%, 10/1/11                                         260           264,629
American Airlines, 8.608%, 4/1/11                                          570           499,440
AMR Corp., Debs., 9.00%, 8/1/12                                          5,030         4,187,475
Continental Airlines, 7.033%, 6/15/11                                    4,917         4,152,841
Continental Airlines, 7.08%, 11/1/04                                       547           522,945
Continental Airlines, 7.434%, 9/15/04                                    2,740         2,619,194
Continental Airlines, 8.00%, 12/15/05                                    6,565         6,400,875
Delta Air Lines, 6.65%, 3/15/04                                            900           902,250
Delta Air Lines, 7.70%, 12/15/05                                         2,215         2,087,637
Delta Air Lines, 7.779%, 11/18/05                                        3,980         3,638,417
Delta Air Lines, 7.779%, 1/2/12                                            770           659,319
Delta Air Lines, 8.30%, 12/15/29                                         1,005           670,837
Northwest Airlines, Inc., 8.875%, 6/1/06                                 3,285         2,931,862
Northwest Airlines, Inc., Sr. Notes, 9.875%, 3/15/07                     2,710         2,432,225
------------------------------------------------------------------------------------------------
                                                                                 $    37,689,708
------------------------------------------------------------------------------------------------

APPAREL -- 1.4%

GFSI, Inc., Sr. Sub. Notes, Series B,
9.625%, 3/1/07                                                 $           970   $       887,550
J Crew Operating Corp., Sr. Sub. Notes,
10.375%, 10/15/07                                                        2,160         2,235,600
Perry Ellis International, Inc., Sr. Sub. Notes,
8.875%, 9/15/13(5)                                                       1,965         2,048,512
Phillips Van-Heusen, Sr. Notes, 8.125%, 5/1/13(5)                        3,615         3,831,900
Tropical Sportswear International, 11.00%, 6/15/08                       1,285         1,220,750
William Carter, Series B, 10.875%, 8/15/11                               5,778         6,572,475
------------------------------------------------------------------------------------------------
                                                                                 $    16,796,787
------------------------------------------------------------------------------------------------

AUTO AND PARTS -- 3.2%

CSK Auto, Inc., 12.00%, 6/15/06                                $         6,330   $     7,152,900
Dana Corp., 10.125%, 3/15/10                                             7,770         8,818,950

                       See notes to financial statements.

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)   VALUE
------------------------------------------------------------------------------------------------
AUTO AND PARTS (CONTINUED)

Keystone Automotive, Sr. Sub. Notes,
9.75%, 11/1/13(5)                                              $         1,110   $     1,176,600
Metaldyne Corp., Sr. Notes, 10.00%, 11/1/13(5)                           2,835         2,778,300
R.J. Tower Corp., Sr. Notes, 12.00%, 6/1/13(5)                           3,400         3,145,000
Rexnord Corp., 10.125%, 12/15/12                                         1,665         1,856,475
Tenneco Automotive, Inc., Global Shares, Series B,
10.25%, 7/15/13                                                          1,325         1,470,750
Tenneco Automotive, Inc., Series B,
11.625%, 10/15/09                                                        5,090         5,306,325
TRW Automotive, Inc., Sr. Sub. Notes,
11.00%, 2/15/13(5)                                                       3,295         3,904,575
United Components, Inc., Sr. Sub. Notes,
9.375%, 6/15/13(5)                                                       1,670         1,720,100
------------------------------------------------------------------------------------------------
                                                                                 $    37,329,975
------------------------------------------------------------------------------------------------

BROADCASTING AND CABLE -- 8.7%

Adelphia Communications, Sr. Notes, Series B,
9.25%, 10/1/02(3)                                              $         6,175   $     4,970,875
Avalon Cable Holdings, LLC, Sr. Disc. Notes,
11.875%, (0% until 2003), 12/1/08                                          925           959,687
Charter Communication Holdings,
5.75%, 10/15/05                                                          1,995         1,805,475
Charter Communication Holdings, Sr. Disc. Notes,
9.92%, (0% until 2004), 4/1/11                                           1,595         1,212,200
Charter Communication Holdings, Sr. Disc. Notes,
12.125%, (0% until 2007), 1/15/12                                          520           284,700
Charter Communication Holdings, Sr. Disc. Notes,
13.50%, (0% until 2007), 1/15/11                                         8,645         5,878,600
Charter Communication Holdings, Sr. Notes,
8.625%, 4/1/09                                                           6,875         5,551,562
Charter Communication Holdings, Sr. Notes,
10.00%, 4/1/09                                                           5,880         4,909,800
Charter Communication Holdings, Sr. Notes,
10.00%, 5/15/11                                                          4,705         3,869,862
Charter Communication Holdings, Sr. Notes,
10.75%, 10/1/09                                                          1,965         1,670,250
CSC Holdings, Inc., Sr. Notes,
7.875%, 12/15/07                                                            15            15,412
CSC Holdings, Inc., Sr. Sub. Notes,
9.875%, 2/15/13                                                          2,495         2,625,987
CSC Holdings, Inc., Sr. Sub. Notes,
10.50%, 5/15/16                                                          5,540         6,121,700
Dex Media West LLC, Sr. Sub. Notes,
9.875%, 8/15/13(5)                                                       6,470         7,391,975
Echostar DBS Corp., Sr. Notes, 9.125%, 1/15/09                 $            42   $        47,460
Granite Broadcasting Corp., Sr. Sub. Notes,
9.375%, 12/1/05                                                            470           460,600
Granite Broadcasting Corp., Sr. Sub. Notes,
10.375%, 5/15/05                                                         5,375         5,294,375
Insight Communications, Sr. Disc. Notes,
12.25%, (0% until 2006) 2/15/11                                          8,990         6,337,950
LBI Media, Inc., Sr. Disc. Notes,
11.00%, (0% until 2008), 10/15/13(5)                                     2,760         1,725,000
Muzak Holdings LLC, 9.875%, 3/15/09                                      1,625         1,588,437
Muzak Holdings LLC, Sr. Disc. Notes,
13.00%, (0% until 2004), 3/15/10                                         5,853         4,887,255
Muzak LLC/Muzak Finance, Sr. Notes,
10.00%, 2/15/09                                                          3,700         3,912,750
Nexstar Finance Holdings LLC, Inc.,
12.00%, 4/1/08                                                             520           583,700
Nexstar Finance Holdings LLC, Inc., Sr. Disc. Notes,
11.375%, (0% until 2008), 4/1/13                                         4,810         3,451,175
Nextmedia Operating, Inc., 10.75%, 7/1/11                                1,650         1,872,750
Paxson Communications Corp., 10.75%, 7/15/08                             3,935         4,259,637
Paxson Communications Corp.,
12.25%, (0% until 2006), 1/15/09                                         2,955         2,496,975
Pegasus Communications Corp., Sr. Notes,
9.625%, 10/15/05                                                           375           314,062
Pegasus Communications Corp., Sr. Notes,
11.25%, 1/15/10(5)                                                       7,890         6,548,700
Pegasus Communications Corp., Sr. Notes,
12.50%, 8/1/07                                                           2,550         2,154,750
Pegasus Satellite, 12.375%, 8/1/06                                       5,600         4,788,000
Pegasus Satellite Communications, Sr. Notes,
9.75%, 12/1/06                                                             245           204,575
Telewest Communication PLC, Sr. Debs.,
11.00%, 10/1/07(3)                                                         910           498,225
Telewest Communication PLC, Sr. Disc. Notes,
9.25%, (0% until 2004), 4/15/09                                          5,715         2,543,175
------------------------------------------------------------------------------------------------
                                                                                 $   101,237,636
------------------------------------------------------------------------------------------------

BUILDING AND CONSTRUCTION - MISCELLANEOUS -- 0.1%

Dayton Superior Corp., Sr. Notes,
10.75%, 9/15/08(5)                                             $         1,240   $     1,298,900
------------------------------------------------------------------------------------------------
                                                                                 $     1,298,900
------------------------------------------------------------------------------------------------

BUILDING MATERIALS -- 1.1%

Associated Materials, Inc., 9.75%, 4/15/12                     $         2,040   $     2,215,950

                       See notes to financial statements.

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)   VALUE
------------------------------------------------------------------------------------------------
BUILDING MATERIALS (CONTINUED)

Koppers, Inc., Sr. Notes, 9.875%, 10/15/13(5)                  $            60   $        63,600
Louisiana Pacific Corp., Sr. Sub. Notes,
10.875%, 11/15/08                                                        3,895         4,596,100
Owens Corning, 7.50%, 8/1/18(3)                                          2,890         1,257,150
Owens Corning, 7.70%, 5/1/08(3)                                          2,700         1,174,500
Resolution Performance, Sr. Notes, 9.50%, 4/15/10                        3,225         3,418,500
------------------------------------------------------------------------------------------------
                                                                                 $    12,725,800
------------------------------------------------------------------------------------------------

BUSINESS SERVICES - MISCELLANEOUS -- 2.9%

Advanstar Communications, 10.75%, 8/15/10(5)                   $         4,720   $     5,038,600
Advanstar Communications, 10.75%, 8/15/10(5)                             1,400         1,494,500
Coinmach Corp., Sr. Notes, 9.00%, 2/1/10                                   575           629,625
Mobile Mini, Inc., Sr. Notes, 9.50%, 7/1/13(5)                           1,575         1,732,500
Norcross Safety Products, Sr. Sub. Notes,
9.875%, 8/15/11(5)                                                       5,065         5,495,525
R.H. Donnelley Finance Corp., Sr. Sub. Notes,
10.875%, 12/15/12(5)                                                     4,780         5,724,050
R.H. Donnelley Finance Corp., Sr. Sub. Notes,
10.875%, 12/15/12                                                        1,220         1,460,950
Synagro Technologies, Inc., Sr. Sub. Notes,
9.50%, 4/1/09                                                            1,360         1,509,600
United Rentals, Inc., Series B, 10.75%, 4/15/08                            210           236,775
Universal City Development, Sr. Notes,
11.75%, 4/1/10(5)                                                        8,005         9,295,806
Williams Scotsman, Inc., Sr. Notes,
10.00%, 8/15/08(5)                                                       1,425         1,574,625
------------------------------------------------------------------------------------------------
                                                                                 $    34,192,556
------------------------------------------------------------------------------------------------

CHEMICALS -- 5.3%

Avecia Group PLC, 11.00%, 7/1/09                               $         5,805   $     5,427,675
Equistar Chemical, Sr. Notes, 10.625%, 5/1/11(5)                         3,900         4,095,000
Hercules, Inc., 11.125%, 11/15/07                                        5,300         6,174,500
HMP Equity Holdings Corp., Sr. Disc. Notes,
0.00%, 5/15/08(5)                                                        3,430         1,732,150
Huntsman Adventure Materials, Sr. Notes,
11.00%, 7/15/10(5)                                                       3,090         3,325,612
Huntsman Co., LLC, 11.625%, 10/15/10(5)                                  1,885         1,819,025
Huntsman Co., LLC, Sr. Notes, 9.875%, 3/1/09(5)                          1,960         2,077,600
IMC Global, Inc., Sr. Notes, 10.875%, 8/1/13(5)                          6,000         6,225,000
Lyondell Chemical Co., 9.50%, 12/15/08                                   1,040         1,045,200
Lyondell Chemical Co., 9.50%, 12/15/08                                   2,665         2,678,325
Lyondell Chemical Co., 11.125%, 7/15/12                                  4,045         4,267,475
Methanex Corp., Sr. Notes, 8.75%, 8/15/12                                2,815         3,082,425
Nalco Company, Sr. Notes, 7.75%, 11/15/11(5)                   $         3,475   $     3,631,375
Nalco Company, Sr. Sub. Notes,
8.875%, 11/15/13(5)                                                      3,475         3,631,375
Noveon, Inc., 11.00%, 2/28/11                                              680           785,400
OM Group, Inc., 9.25%, 12/15/11                                          8,515         8,642,725
Rockwood Specialties Corp., Sr. Sub. Notes,
10.625%, 5/15/11(5)                                                      1,855         2,003,400
Texas Petrochemical Corp., Sr. Sub. Notes,
11.125%, 7/1/06(3)                                                       3,010           857,850
------------------------------------------------------------------------------------------------
                                                                                 $    61,502,112
------------------------------------------------------------------------------------------------

CONSUMER PRODUCTS -- 1.7%

Amscan Holdings, Inc., Sr. Sub. Notes,
9.875%, 12/15/07                                               $         3,945   $     4,063,350
Fedders North America, 9.375%, 8/15/07                                   4,605         4,466,850
Hockey Co., 11.25%, 4/15/09                                              5,250         5,958,750
Interline Brands, Inc., Sr. Sub. Notes,
11.50%, 5/15/11(5)                                                       2,695         2,924,075
Norcraft Companies, Sr. Sub. Notes,
9.00%, 11/1/11(5)                                                          835           880,925
Rayovac Corp., Sr. Sub. Notes, 8.50%, 10/1/13(5)                         1,660         1,734,700
------------------------------------------------------------------------------------------------
                                                                                 $    20,028,650
------------------------------------------------------------------------------------------------

CONTAINERS AND PACKAGING -- 1.2%

Crown Euro Holdings SA, 9.50%, 3/1/11                          $         1,625   $     1,811,875
Crown Euro Holdings SA, 10.875%, 3/1/13                                  5,755         6,589,475
Graham Packaging Co., 8.75%, 1/15/08                                       830           861,125
Pliant Corp., 11.125%, 9/1/09                                            2,500         2,687,500
U.S. Can Corp., Sr. Notes, 10.875%, 7/15/10(5)                           1,835         1,903,812
------------------------------------------------------------------------------------------------
                                                                                 $    13,853,787
------------------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT -- 0.4%

Danka Business Systems, Sr. Notes,
11.00%, 6/15/10(5)                                             $         3,125   $     2,890,625
Hexcel Corp., 9.875%, 10/1/08                                            1,090         1,215,350
Hexcel Corp., Sr. Sub. Notes, 9.75%, 1/15/09                               780           817,050
------------------------------------------------------------------------------------------------
                                                                                 $     4,923,025
------------------------------------------------------------------------------------------------

ELECTRONICS - INSTRUMENTS -- 0.4%

Digitalnet, Inc., Sr. Notes, 9.00%, 7/15/10(5)                 $         2,302   $     2,520,690
Wesco Distribution, Inc., 9.125%, 6/1/08                                 1,605         1,629,075
------------------------------------------------------------------------------------------------
                                                                                 $     4,149,765
------------------------------------------------------------------------------------------------

                       See notes to financial statements.

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)   VALUE
------------------------------------------------------------------------------------------------
ENERGY SERVICES -- 1.6%

Hornbeck Leevac Marine Service, Sr. Notes,
10.625%, 8/1/08                                                $         2,173   $     2,412,030
Port Arthur Finance Corp., 12.50%, 1/15/09                              10,554        12,454,015
Trico Marine Services, 8.875%, 5/15/12                                   4,790         3,305,100
------------------------------------------------------------------------------------------------
                                                                                 $    18,171,145
------------------------------------------------------------------------------------------------

ENTERTAINMENT -- 2.8%

AMF Bowling Worldwide, Sr. Sub. Notes,
13.00%, 9/1/08                                                 $         3,815   $     4,296,644
Carmike Cinemas, 10.375%, 2/1/09                                         2,188         2,308,340
Gaylord Entertainment Co., Sr. Notes,
8.00%, 11/15/13(5)                                                       1,390         1,436,912
Hollywood Entertainment, 9.625%, 3/15/11                                 6,195         6,737,062
Intrawest Corp., Sr. Notes, 7.50%, 10/15/13(5)                           2,170         2,186,275
Premier Parks, Inc., Sr. Notes, 9.75%, 6/15/07                           2,545         2,595,900
Royal Caribbean Cruises, Sr. Debs., 7.25%, 3/15/18                       1,570         1,515,050
Royal Caribbean Cruises, Sr. Notes, 8.00%, 5/15/10                         135           145,800
Royal Caribbean Cruises, Sr. Notes, 8.75%, 2/2/11                        6,340         7,100,800
Six Flags, Inc., Sr. Notes, 8.875%, 2/1/10                               3,743         3,574,565
Six Flags, Inc., Sr. Notes, 9.50%, 2/1/09                                  455           448,175
------------------------------------------------------------------------------------------------
                                                                                 $    32,345,523
------------------------------------------------------------------------------------------------

FOODS -- 3.4%

American Seafood Group LLC, 10.125%, 4/15/10                   $         5,665   $     6,826,325
Burns Philip Capital, Sr. Sub Notes,
10.75%, 2/15/11(5)                                                       2,965         3,142,900
Doane Pet Care Co., 10.75%, 3/1/10                                       1,800         1,854,000
Luigino's, Inc., Sr. Sub. Notes, 10.00%, 2/1/06                          3,505         3,627,675
Merisant Co., Sr. Notes, 9.50%, 7/15/13(5)                               3,130         3,396,050
Michael Foods, 11.75%, 4/1/11                                            6,125         7,771,094
New World Pasta Company, 9.25%, 2/15/09                                  6,317         1,737,175
Premier International Foods, Sr. Notes,
12.00%, 9/1/09                                                           7,167         7,937,452
Reddy Ice Group, Inc., Sr. Sub. Notes,
8.875%, 8/1/11(5)                                                        1,945         2,042,250
Seminis Vegetable Seeds, Sr. Sub. Notes,
10.25%, 10/1/13(5)                                                       1,685         1,811,375
------------------------------------------------------------------------------------------------
                                                                                 $    40,146,296
------------------------------------------------------------------------------------------------

GAMING -- 1.7%

Chukchansi EDA, Sr. Notes, 14.50%, 6/15/09(5)                  $         7,220   $     8,853,525
Inn of the Mountain Gods, Sr. Notes,
12.00%, 11/15/10(5)                                                      4,180         4,389,000
Penn National Gaming, Inc., 11.125%, 3/1/08                    $         5,470   $     6,208,450
------------------------------------------------------------------------------------------------
                                                                                 $    19,450,975
------------------------------------------------------------------------------------------------

HEALTH AND PERSONAL CARE -- 0.5%

Bally Total Fitness Holdings., Sr. Notes,
10.50%, 7/15/11(5)                                             $         5,235   $     5,444,400
------------------------------------------------------------------------------------------------
                                                                                 $     5,444,400
------------------------------------------------------------------------------------------------

HEALTH SERVICES -- 3.5%

Alliance Imaging, Sr. Sub. Notes, 10.375%, 4/15/11             $           630   $       669,375
Ardent Health Services, Sr. Sub. Notes,
10.00%, 8/15/13(5)                                                       4,345         4,670,875
Magellan Health Services, Sr. Notes,
9.375%, 11/15/07(3)(5)                                                   3,870         4,237,650
National Nephrology Association, Sr. Sub. Notes,
9.00%, 11/1/11(5)                                                        1,420         1,473,250
Pacificare Health System, 10.75%, 6/1/09                                 4,810         5,555,550
Quintiles Transnational, Sr. Sub. Notes,
10.00%, 10/1/13(5)                                                       8,415         8,919,900
Rotech Healthcare, Inc., 9.50%, 4/1/12                                   4,095         4,443,075
Vanguard Health Systems, 9.75%, 8/1/11                                   9,740        10,470,500
------------------------------------------------------------------------------------------------
                                                                                 $    40,440,175
------------------------------------------------------------------------------------------------

LODGING -- 0.6%

Felcor Lodging, 10.00%, 9/15/08                                $         2,875   $     3,105,000
Host Marriott L.P., 9.25%, 10/1/07                                         475           526,656
Host Marriott L.P., Series I, 9.50%, 1/15/07                               630           700,875
Wynn Resorts, 6.00%, 7/15/15(5)                                          1,935         2,249,437
------------------------------------------------------------------------------------------------
                                                                                 $     6,581,968
------------------------------------------------------------------------------------------------

LODGING AND GAMING -- 3.9%

Ameristar Casinos, Inc., 10.75%, 2/15/09                       $         1,885   $     2,181,887
Hollywood Casino Shreveport, First Mortgage Bonds,
13.00%, 8/1/06(3)                                                        3,445         2,553,606
Majestic Star LLC, Sr. Notes, 9.50%, 10/15/10(5)                         6,580         6,843,200
Mandalay Resort Group, Sr. Sub. Notes,
10.25%, 8/1/07                                                             855           989,662
MGM Grand, Inc., 9.75%, 6/1/07                                           1,480         1,685,350
MTR Gaming Group, Series B, 9.75%, 4/1/10                                2,555         2,701,912
Sun International Hotels, Sr. Sub. Notes,
8.875%, 8/15/11                                                          5,600         6,139,000
Venetian Casino/Las Vegas Sands, 11.00%, 6/15/10                         9,140        10,590,975

                       See notes to financial statements.

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)   VALUE
------------------------------------------------------------------------------------------------
LODGING AND GAMING (CONTINUED)

Waterford Gaming LLC, Sr. Notes,
8.625%, 9/15/12(5)                                             $        11,748   $    12,350,085
------------------------------------------------------------------------------------------------
                                                                                 $    46,035,677
------------------------------------------------------------------------------------------------

MACHINERY -- 1.9%

Case New Holland, Inc., Sr. Notes, 9.25%, 8/1/11(5)            $         3,720   $     4,147,800
Flowserve Corp., 12.25%, 8/15/10                                         4,065         4,735,725
Manitowoc Co., Inc. (The), 10.50%, 8/1/12                                  905         1,031,700
Terex Corp., 9.25%, 7/15/11                                              2,620         2,901,650
Terex Corp., 10.375%, 4/1/11                                             7,925         8,975,063
------------------------------------------------------------------------------------------------
                                                                                 $    21,791,938
------------------------------------------------------------------------------------------------

MANUFACTURING -- 3.1%

Amsted Industries, Inc., Sr. Notes,
10.25%, 10/15/11(5)                                            $         7,765   $     8,599,738
Avondale Mills Inc., Sr. Sub. Notes,
10.25%, 7/1/13(5)                                                        2,440         1,866,600
Dresser, Inc., 9.375%, 4/15/11                                           4,350         4,491,375
Foamex L.P./Capital Corp., 10.75%, 4/1/09                                3,280         2,902,800
Jacuzzi Brands, Inc., Sr. Notes, 9.625%, 7/1/10(5)                       1,250         1,331,250
Oxford Industries, Inc., Sr. Notes, 8.875%, 6/1/11(5)                    5,260         5,687,375
Roller Bearing Holdings Co., Sr. Disc. Notes,
13.00%, 6/15/09(5)                                                      11,485        10,738,475
Tekni-Plex, Inc., Series B, 12.75%, 6/15/10                                275           283,250
Venture Holding Trust, Sr. Notes, 9.50%, 7/1/05(3)                       3,811           247,715
------------------------------------------------------------------------------------------------
                                                                                 $    36,148,578
------------------------------------------------------------------------------------------------

MEDICAL PRODUCTS -- 0.6%

Medquest, Inc., 11.875%, 8/15/12                               $         6,185   $     6,772,575
------------------------------------------------------------------------------------------------
                                                                                 $     6,772,575
------------------------------------------------------------------------------------------------

METALS - INDUSTRIAL -- 0.4%

United States Steel LLC, Sr. Notes, 9.75%, 5/15/10             $         2,535   $     2,687,100
United States Steel LLC, Sr. Notes, 10.75%, 8/1/08                       1,630         1,797,075
------------------------------------------------------------------------------------------------
                                                                                 $     4,484,175
------------------------------------------------------------------------------------------------

NETWORKING PRODUCTS -- 0.5%

Lucent Technologies, Inc., Debs., 6.45%, 3/15/29               $         4,220   $     3,281,050
Lucent Technologies, Inc., Debs., 6.50%, 1/15/28                         3,870         3,018,600
------------------------------------------------------------------------------------------------
                                                                                 $     6,299,650
------------------------------------------------------------------------------------------------

OIL AND GAS - EQUIPMENT AND SERVICES -- 5.8%

ANR Pipeline Co., 8.875%, 3/15/10                              $         1,600   $     1,752,000
Clark R&M, Inc., Sr. Notes, 8.375%, 11/15/07                               450           459,000
Clark R&M, Inc., Sr. Sub. Notes, 8.875%, 11/15/07                          885           907,125
DI Industries, Inc., (Grey Wolf, Inc.), Sr. Notes,
8.875%, 7/1/07                                                             168           173,460
Dynegy Holdings, Inc., Sr. Notes, 6.875%, 4/1/11                         9,780         8,557,500
Dynegy Holdings, Inc., Sr. Notes, 8.75%, 2/15/12                         2,475         2,363,625
Dynegy Holdings, Inc., Sr. Notes,
10.125%, 7/15/13(5)                                                     11,465        12,496,850
Gulfterra Energy Partner, 10.625%, 12/1/12                               1,455         1,720,538
NGC Corp., Sr. Debs., 7.625%, 10/15/26                                     775           620,000
Northwest Pipeline Corp., 8.125%, 3/1/10                                   825           913,688
Premcor Refining Group, Sr. Notes, 9.50%, 2/1/13                         5,035         5,739,900
Ram Energy, Inc., Sr. Notes, 11.50%, 2/15/08                             4,602         3,474,510
SESI, LLC, 8.875%, 5/15/11                                              11,063        11,948,040
Southern Natural Gas, 8.875%, 3/15/10                                    1,200         1,314,000
Transmontaigne, Inc., Sr. Sub. Notes,
9.125%, 6/1/10(5)                                                        4,325         4,714,250
Williams Cos., Inc., Sr. Notes, 8.625%, 6/1/10                           9,960        10,956,000
------------------------------------------------------------------------------------------------
                                                                                 $    68,110,486
------------------------------------------------------------------------------------------------

OIL AND GAS - EXPLORATION AND PRODUCTION -- 1.1%

Abraxas Petroleum Corp., (PIK), 11.50%, 5/1/07                 $         6,584   $     3,884,356
Comstock Resources, Inc., 11.25%, 5/1/07                                   365           397,850
Continental Resources, 10.25%, 8/1/08                                    5,940         5,865,750
Grey Wolf, Inc., Series C, 8.875%, 7/1/07                                  217           224,053
Parker Drilling Co., Sr. Notes, 9.625%, 10/1/13(5)                         975         1,006,688
Petrobras International Finance, Sr. Notes,
9.125%, 7/2/13                                                           1,925         2,011,625
------------------------------------------------------------------------------------------------
                                                                                 $    13,390,322
------------------------------------------------------------------------------------------------

OIL AND GAS - REFINING -- 0.1%

Western Gas Resources, 10.00%, 6/15/09                         $           935   $     1,002,788
------------------------------------------------------------------------------------------------
                                                                                 $     1,002,788
------------------------------------------------------------------------------------------------

PAPER AND FOREST PRODUCTS -- 1.8%

Boise Cascade Co., Sr. Notes, 7.00%, 11/1/13                   $         2,785   $     2,857,627
Georgia-Pacific Corp., 9.375%, 2/1/13                                    2,445         2,823,975
Georgia-Pacific Corp., 9.50%, 12/1/11                                    4,530         5,277,450
Georgia-Pacific Corp., 9.50%, 5/15/22                                    2,055         2,126,925
Longview Fibre Co., Sr. Sub. Notes, 10.00%, 1/15/09                      2,495         2,831,825

                       See notes to financial statements.

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)   VALUE
------------------------------------------------------------------------------------------------
PAPER AND FOREST PRODUCTS (CONTINUED)

MDP Acquisitions/JSG Funding PLC, Sr. Notes,
9.625%, 10/1/12                                                $         4,325   $     4,822,375
------------------------------------------------------------------------------------------------
                                                                                 $    20,740,177
------------------------------------------------------------------------------------------------

PRINTING AND BUSINESS PRODUCTS -- 1.1%

Merrill Corp., Series A, (PIK), 12.00%, 5/1/09(4)              $         1,344   $     1,195,843
Merrill Corp., Series B, (PIK), 12.00%, 5/1/09(4)                        7,427         5,907,303
Xerox Capital Trust, 8.00%, 2/1/27                                       6,265         5,701,150
Xerox Corp., Sr. Notes, 7.125%, 6/15/10                                     55            56,375
------------------------------------------------------------------------------------------------
                                                                                 $    12,860,671
------------------------------------------------------------------------------------------------

PRINTING OR PUBLISHING - DIVERSIFICATION -- 1.0%

Hollinger Participation, Sr. Notes, (PIK),
12.125%, 11/15/10(5)                                           $         9,760   $    11,370,828
------------------------------------------------------------------------------------------------
                                                                                 $    11,370,828
------------------------------------------------------------------------------------------------

PUBLISHING -- 1.5%

American Media Operations, Inc., Series B,
10.25%, 5/1/09                                                 $         3,549   $     3,824,048
Canwest Media, Inc., Sr. Sub. Notes,
10.625%, 5/15/11                                                         5,310         6,106,500
CBD Media/CBD Finance, Sr. Sub. Notes,
8.625%, 6/1/11(5)                                                        2,040         2,198,100
Liberty Group Operating, 9.375%, 2/1/08                                  5,010         4,984,950
------------------------------------------------------------------------------------------------
                                                                                 $    17,113,598
------------------------------------------------------------------------------------------------

REITS -- 0.2%

CBRE Escrow, Inc., Sr. Notes, 9.75%, 5/15/10(5)                $         1,920   $     2,083,200
------------------------------------------------------------------------------------------------
                                                                                 $     2,083,200
------------------------------------------------------------------------------------------------

RETAIL -- 0.6%

PCA LLC/PCA Finance Corp., Sr. Notes,
11.875%, 8/1/09                                                $         5,971   $     6,538,245
------------------------------------------------------------------------------------------------
                                                                                 $     6,538,245
------------------------------------------------------------------------------------------------

RETAIL - APPAREL -- 0.8%

Mothers Work, Inc., 11.25%, 8/1/10                             $         5,720   $     6,363,500
Payless Shoesource, Inc., Sr. Sub. Notes,
8.25%, 8/1/13(5)                                                         3,055         2,993,900
------------------------------------------------------------------------------------------------
                                                                                 $     9,357,400
------------------------------------------------------------------------------------------------

RETAIL - GENERAL -- 0.5%

Jafra Cosmetics International, 10.75%, 5/15/11                 $         1,935   $     2,138,175
Shopko Stores, Inc., Sr. Notes, 9.25%, 3/15/22                           2,445         2,310,525
Tuesday Morning Corp., Sr. Sub. Notes,
11.00%, 12/15/07                                                         1,719         1,792,831
------------------------------------------------------------------------------------------------
                                                                                 $     6,241,531
------------------------------------------------------------------------------------------------

SEMICONDUCTORS -- 2.4%

AMI Semiconductor, Inc., 10.75%, 2/1/13                        $         2,884   $     3,359,860
Amkor Technologies, Inc., 5.00%, 3/15/07                                   400           395,500
Amkor Technologies, Inc., 5.75%, 6/1/06                                    400           403,000
Amkor Technologies, Inc., Sr. Notes,
9.25%, 2/15/08                                                             200           225,000
Amkor Technologies, Inc., Sr. Sub. Notes,
10.50%, 5/1/09                                                           3,185         3,439,800
Chippac International Ltd., 12.75%, 8/1/09                               5,545         6,127,225
ON Semiconductor Corp., 13.00%, 5/15/08                                  9,500        11,067,500
SCG Holding & Semiconductor Corp., 12.00%, 8/1/09                        2,785         2,979,950
------------------------------------------------------------------------------------------------
                                                                                 $    27,997,835
------------------------------------------------------------------------------------------------

SERVICES -- 0.1%

Coyne International Enterprises, Sr. Sub. Notes,
11.25%, 6/1/08                                                 $         2,250   $     1,586,250
------------------------------------------------------------------------------------------------
                                                                                 $     1,586,250
------------------------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT -- 1.1%

Marconi Corp. PLC, Series A, 8.00%, 4/30/08(5)                 $         4,800   $     4,718,045
Nortel Networks Ltd., 4.25%, 9/1/08                                      8,760         8,322,000
------------------------------------------------------------------------------------------------
                                                                                 $    13,040,045
------------------------------------------------------------------------------------------------

TRANSPORTATION -- 0.1%

Petroleum Helicopters, Series B, 9.375%, 5/1/09                $           220   $       237,600
QDI LLC, (PIK), 12.50%, 6/15/08                                            975           390,000
QDI LLC, Jr. Sub. Notes, (PIK), 12.00%, 6/15/09(5)                         241            36,079
------------------------------------------------------------------------------------------------
                                                                                 $       663,679
------------------------------------------------------------------------------------------------

UTILITIES -- 2.4%

AES Eastern Energy, Series 99-A, 9.00%, 1/2/17                 $         2,700   $     2,931,518
El Paso Corp., Sr. Notes, 7.00%, 5/15/11                                12,815        10,860,713
Illinois Power, 7.50%, 6/15/09                                           2,660         2,899,400
National Waterworks, Inc., Series B,
10.50%, 12/1/12                                                          2,925         3,290,625

                       See notes to financial statements.

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)   VALUE
------------------------------------------------------------------------------------------------
UTILITIES (CONTINUED)

Orion Power Holdings, Inc., Sr. Notes,
12.00%, 5/1/10                                                 $         6,490   $     7,495,950
------------------------------------------------------------------------------------------------
                                                                                 $    27,478,206
------------------------------------------------------------------------------------------------

UTILITY - ELECTRIC POWER GENERATION -- 4.1%

AES Corp., 10.00%, 7/15/05(5)                                  $         2,328   $     2,409,082
AES Corp., Sr. Notes, 8.75%, 6/15/08                                     5,860         6,094,400
AES Corp., Sr. Notes, 8.75%, 5/15/13(5)                                  3,535         3,791,288
AES Corp., Sr. Notes, 8.875%, 2/15/11                                      457           471,853
AES Corp., Sr. Notes, 9.00%, 5/15/15(5)                                  1,585         1,703,875
AES Corp., Sr. Notes, 9.375%, 9/15/10                                    1,069         1,138,485
AES Corp., Sr. Sub. Debs., 8.875%, 11/1/27                               1,040           884,000
AES Corp., Sr. Sub. Notes, 8.50%, 11/1/07                                6,945         6,927,638
Calpine Canada Energy Finance, Sr. Notes,
8.50%, 5/1/08                                                            4,940         3,655,600
Calpine Corp., 8.75%, 7/15/13(5)                                         6,815         6,269,800
Calpine Corp., Sr. Notes, 7.625%, 4/15/06                                1,590         1,295,850
Calpine Corp., Sr. Notes, 8.25%, 8/15/05                                 9,985         9,036,425
Calpine Corp., Sr. Notes, 8.50%, 7/15/10(5)                              1,420         1,306,400
Calpine Corp., Sr. Notes, 8.50%, 2/15/11                                 1,880         1,353,600
Calpine Corp., Sr. Notes, 10.50%, 5/15/06                                1,595         1,491,325
Reliant Resources, Inc., Sr. Notes, 9.50%, 7/15/13(5)                      385           344,575
------------------------------------------------------------------------------------------------
                                                                                 $    48,174,196
------------------------------------------------------------------------------------------------

WASTE MANAGEMENT -- 0.0%

Allied Waste, Series B, 9.25%, 9/1/12                          $           305   $       344,650
------------------------------------------------------------------------------------------------
                                                                                 $       344,650
------------------------------------------------------------------------------------------------

WIRELESS COMMUNICATION SERVICES -- 8.5%

American Tower Corp., 6.25%, 10/15/09(5)                       $         6,790   $     6,552,350
American Tower Corp., Sr. Notes, 9.375%, 2/1/09                         11,615        12,253,825
Centennial Cellular Communications, Sr. Notes,
10.125%, 6/15/13(5)                                                      8,110         8,474,950
Crown Castle International Corp., Sr. Disc. Notes,
11.25%, (0% until 2004), 8/1/11                                          1,465         1,494,300
Crown Castle International Corp., Sr. Notes,
9.50%, 8/1/11                                                            3,675         4,042,500
Crown Castle International Corp., Sr. Notes,
10.75%, 8/1/11                                                           1,195         1,347,363
Insight Midwest/Insight Capital, Sr. Notes,
10.50%, 11/1/10                                                          2,845         2,987,250
IWO Holdings, Inc., 14.00%, 1/15/11                                      7,490         1,348,200
LCI International, Inc., Sr. Notes, 7.25%, 6/15/07             $         3,980   $     3,601,900
Level 3 Financing, Inc., Sr. Notes,
10.75%, 10/15/11(5)                                                      7,605         7,947,225
Nextel Communications, Inc., 6.00%, 6/1/11                               5,230         6,040,650
Nextel Communications, Inc., Sr. Notes,
7.375%, 8/1/15                                                             420           438,900
Nextel Partners, Inc., Sr. Notes, 8.125%, 7/1/11(5)                      4,105         4,238,413
Nextel Partners, Inc., Sr. Notes, 11.00%, 3/15/10                        5,030         5,595,875
Nextel Partners, Inc., Sr. Notes, 11.00%, 3/15/10                        2,365         2,631,063
Nextel Partners, Inc., Sr. Notes, 12.50%, 11/15/09                       5,610         6,535,650
NII Holdings Ltd., 13.00%, (0% until 2004), 11/1/09                      1,141         1,098,887
Ono Finance PLC, 13.00%, 5/1/09                                          2,850         2,582,813
Ono Finance PLC, Sr. Notes, 14.00%, 2/15/11                              3,672         3,364,470
PTC International Finance II SA, 11.25%, 12/1/09                         1,670         1,832,825
PTC International Finance II SA,
11.25%, 12/1/09                                         EUR              3,010         3,837,402
TSI Telecommunication, Series B, 12.75%, 2/1/09                          1,605         1,661,175
Ubiquitel Operating Co., 14.00%,
(0% to 2005), 5/15/10                                                    2,077         1,443,515
Western Wireless Corp., Sr. Notes, 9.25%, 7/15/13                        7,145         7,502,250
------------------------------------------------------------------------------------------------
                                                                                 $    98,853,751
------------------------------------------------------------------------------------------------

WIRELINE COMMUNICATION SERVICES -- 3.7%

Acceptance Escrow Corp., Sr. Notes,
10.00%, 8/1/11(5)                                              $         5,310   $     5,814,450
Cincinnati Bell, Inc., Sr. Sub. Notes,
8.375%, 1/15/14(5)                                                       2,085         2,160,581
Colt Telecom Group PLC, Sr. Disc. Notes,
12.00%, 12/15/06                                                         1,560         1,569,750
Qwest Capital Funding, 7.00%, 8/3/09                                     1,935         1,809,225
Qwest Capital Funding, 7.75%, 8/15/06                                    7,175         7,175,000
Qwest Capital Funding, 7.90%, 8/15/10                                    4,955         4,756,800
Qwest Services Corp., 13.50%, 12/15/10(5)                               16,490        19,334,525
U.S. West Communications, Debs., 7.20%, 11/10/26                           585           542,588
------------------------------------------------------------------------------------------------
                                                                                 $    43,162,919
------------------------------------------------------------------------------------------------

TOTAL CORPORATE BONDS & NOTES
   (IDENTIFIED COST $1,018,559,250)                                              $ 1,070,263,128
------------------------------------------------------------------------------------------------

                       See notes to financial statements.

COMMON STOCKS AND WARRANTS -- 1.7%

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)   VALUE
------------------------------------------------------------------------------------------------
CHEMICALS -- 0.1%

Pioneer Companies, Inc., Common(6)                             $        67,381   $       339,600
------------------------------------------------------------------------------------------------
                                                                                 $       339,600
------------------------------------------------------------------------------------------------

ELECTRONICS - INSTRUMENTS -- 0.2%

DigitalNet Holdings, Inc.(6)                                   $       113,650   $     2,626,451
------------------------------------------------------------------------------------------------
                                                                                 $     2,626,451
------------------------------------------------------------------------------------------------

LODGING AND GAMING -- 0.0%

Peninsula Gaming LLC, Convertible Preferred
Membership Interests(6)(7)                                     $        25,351   $       152,107
------------------------------------------------------------------------------------------------
                                                                                 $       152,107
------------------------------------------------------------------------------------------------

PRINTING AND BUSINESS PRODUCTS -- 0.0%

Merrill Corp., Warrants, Class A, Exp. 1/1/10(4)(6)            $         9,547   $             0
------------------------------------------------------------------------------------------------
                                                                                 $             0
------------------------------------------------------------------------------------------------

RESTAURANTS -- 0.0%

New World Coffee, Warrants, Exp. 6/15/06(6)(7)                 $           557   $             6
New World Coffee, Warrants, Exp. 6/20/06(6)(7)                             687                 7
------------------------------------------------------------------------------------------------
                                                                                 $            13
------------------------------------------------------------------------------------------------

SEMICONDUCTORS -- 0.0%

Asat Finance, Warrants, Exp. 11/1/06(4)(6)                     $         5,660   $       146,707
------------------------------------------------------------------------------------------------
                                                                                 $       146,707
------------------------------------------------------------------------------------------------

SERVICES -- 0.0%

HF Holdings, Inc., Warrants, Exp. 9/27/09(4)(6)                $        13,600   $             0
------------------------------------------------------------------------------------------------
                                                                                 $             0
------------------------------------------------------------------------------------------------

TRANSPORTATION -- 0.0%

Quality Distribution, Inc., Warrants, Exp.
1/15/07(4)(6)                                                  $         3,266   $             0
VS Holdings, Inc., Common(6)(7)                                         88,916            66,687
------------------------------------------------------------------------------------------------
                                                                                 $        66,687
------------------------------------------------------------------------------------------------

WIRELESS COMMUNICATION SERVICES -- 1.3%

American Tower Corp., Warrants, Exp. 8/1/08(6)                 $         5,070   $       712,335
NII Holdings, Inc., Class B(6)                                 $       123,452   $     9,516,915
NTL, Inc.(6)                                                            70,200         4,333,446
------------------------------------------------------------------------------------------------
                                                                                 $    14,562,696
------------------------------------------------------------------------------------------------

WIRELINE COMMUNICATION SERVICES -- 0.1%

Flag Telecom Group Ltd., Common(6)                             $        16,252   $     1,446,428
------------------------------------------------------------------------------------------------
                                                                                 $     1,446,428
------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS AND WARRANTS
   (IDENTIFIED COST $27,287,682)                                                 $    19,340,689
------------------------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS -- 0.8%

SECURITY                                                       SHARES            VALUE
------------------------------------------------------------------------------------------------
ENTERTAINMENT -- 0.2%

Six Flags, Inc.                                                         97,950   $     1,929,615
------------------------------------------------------------------------------------------------
                                                                                 $     1,929,615
------------------------------------------------------------------------------------------------

NETWORKING PRODUCTS -- 0.2%

Lucent Technologies Capital Trust I                                      2,610   $     2,842,812
------------------------------------------------------------------------------------------------
                                                                                 $     2,842,812
------------------------------------------------------------------------------------------------

OIL AND GAS - EQUIPMENT AND SERVICES -- 0.3%

Williams Cos., Inc.(5)                                                  45,592   $     2,997,674
------------------------------------------------------------------------------------------------
                                                                                 $     2,997,674
------------------------------------------------------------------------------------------------

WIRELESS COMMUNICATION SERVICES -- 0.1%

Crown Castle International Corp.                                        33,970   $     1,447,971
------------------------------------------------------------------------------------------------
                                                                                 $     1,447,971
------------------------------------------------------------------------------------------------

TOTAL CONVERTIBLE PREFERRED STOCKS
   (IDENTIFIED COST $8,025,940)                                                  $     9,218,072
------------------------------------------------------------------------------------------------

PREFERRED STOCKS -- 1.7%

SECURITY                                                       SHARES            VALUE
------------------------------------------------------------------------------------------------
BROADCASTING AND CABLE -- 1.2%

CSC Holdings, Inc., Series M, 11.125%                                  136,138   $    14,294,490
------------------------------------------------------------------------------------------------
                                                                                 $    14,294,490
------------------------------------------------------------------------------------------------

                       See notes to financial statements.

SECURITY                                                       SHARES            VALUE
------------------------------------------------------------------------------------------------
CONTAINERS AND PACKAGING -- 0.1%

Owens-Illinois, Inc.                                                    52,895   $     1,574,155
------------------------------------------------------------------------------------------------
                                                                                 $     1,574,155
------------------------------------------------------------------------------------------------

WIRELESS COMMUNICATION SERVICES -- 0.4%

Rural Cellular Corp., 12.25% (PIK)                                       6,726   $     4,455,882
------------------------------------------------------------------------------------------------
                                                                                 $     4,455,882
------------------------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
   (IDENTIFIED COST $20,882,643)                                                 $    20,324,527
------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 0.3%

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)   VALUE
------------------------------------------------------------------------------------------------
Investors Bank& Trust Company Time Deposit,
1.08%, 11/3/03                                                 $         3,070   $     3,070,000
------------------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $3,070,000)                                               $     3,070,000
------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 98.0%
   (IDENTIFIED COST $1,098,729,939)                                              $ 1,141,122,323
------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 2.0%                                           $    22,920,730
------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                             $ 1,164,043,053
------------------------------------------------------------------------------------------------

EUR - Euro Dollar

(1) Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately three years.

(2) Interest rates are periodically predetermined by a reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more major United States banks or (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR).

(3)  Defaulted security.

(4) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(6)  Non-income producing security.

(7)  Restricted security.

                       See notes to financial statements.

HIGH INCOME PORTFOLIO as of October 31, 2003
FINANCIAL STATEMENTS
STATEMENT OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2003

ASSETS

Investments, at value (identified cost, $1,098,729,939)                  $  1,141,122,323
Cash                                                                            2,350,057
Receivable for investments sold                                                20,168,163
Interest and dividends receivable                                              27,089,682
Receivable for open forward foreign currency contracts                             58,656
-------------------------------------------------------------------------------------------
TOTAL ASSETS                                                             $  1,190,788,881
-------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                        $     26,642,840
Payable for Trustees' fees                                                            206
Accrued expenses                                                                  102,782
-------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                        $     26,745,828
-------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                $  1,164,043,053
-------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                  $  1,121,573,614
Net unrealized appreciation (computed on the basis of identified cost)         42,469,439
-------------------------------------------------------------------------------------------
TOTAL                                                                    $  1,164,043,053
-------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
OCTOBER 31, 2003

INVESTMENT INCOME

Interest                                                                 $    107,442,277
Dividends                                                                       2,314,969
Miscellaneous                                                                     964,599
-------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  $    110,721,845
-------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                   $      6,229,426
Trustees' fees and expenses                                                        23,073
Custodian fee                                                                     321,704
Legal and accounting services                                                      73,000
Miscellaneous                                                                     169,196
-------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                           $      6,816,399
-------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                    $    103,905,446
-------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                       $     27,504,644
   Foreign currency and forward foreign currency exchange
   contract transactions                                                       (1,237,028)
-------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                        $     26,267,616
-------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                   $    174,368,290
   Foreign currency and forward foreign currency exchange contracts               132,963
-------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                     $    174,501,253
-------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                         $    200,768,869
-------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                               $    304,674,315
-------------------------------------------------------------------------------------------

                       See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                     YEAR ENDED          YEAR ENDED
                                                     OCTOBER 31, 2003    OCTOBER 31, 2002
-------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

From operations --
   Net investment income                             $    103,905,446    $    119,457,638
   Net realized gain (loss)                                26,267,616        (205,022,014)
   Net change in unrealized
      appreciation (depreciation)                         174,501,253          39,826,356
-------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                   $    304,674,315    $    (45,738,020)
-------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                     $    225,082,542    $    311,202,692
   Withdrawals                                           (255,366,876)       (562,562,133)
-------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                              $    (30,284,334)   $   (251,359,441)
-------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                $    274,389,981    $   (297,097,461)
-------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                 $    889,653,072    $  1,186,750,533
-------------------------------------------------------------------------------------------
AT END OF YEAR                                       $  1,164,043,053    $    889,653,072
-------------------------------------------------------------------------------------------

                       See notes to financial statements.

SUPPLEMENTARY DATA

                                                             YEAR ENDED OCTOBER 31,                        YEAR ENDED MARCH 31,
                                          ---------------------------------------------------------     --------------------------
                                              2003         2002(1)         2001          2000(2)           2000          1999
----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average
  daily net assets):
   Expenses                                       0.66%        0.64%           0.67%           0.67%(3)        0.64%          0.65%
   Net investment income                         10.04%       10.38%          11.96%          11.46%(3)       10.54%         10.23%
Portfolio Turnover                                 122%          88%             83%             41%            113%           150%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(4)                                  34.76%       (4.36)%            --              --              --             --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED) $  1,164,043   $  889,653    $  1,186,751   $   1,163,806     $ 1,184,998   $  1,039,223
----------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended October 31, 2002 was to decrease the ratio of net investment income to average net assets from 10.59% to 10.38%. Ratios for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

(2)  For the seven-month period ended October 31, 2000.

(3)  Annualized.

(4) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       See notes to financial statements.

HIGH INCOME PORTFOLIO as of October 31, 2003
NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   High Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the state of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2003 Eaton Vance High Income Fund, Eaton Vance Floating-Rate High Income Fund and Eaton Vance Strategic Income Fund held an approximate 81.3%, 7.4% and 5.5% interest in the portfolio, respectively. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Investments listed on securities exchanges are valued at closing sale prices. Investments listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Fixed income investments (other than short-term obligations), including listed investments and investments for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates fair value. The Portfolio also invests in interests in senior floating rate loans (Senior Loans). The Portfolio's investment adviser, Boston Management and Research
   (BMR) a wholly owned subsidiary of Eaton Vance Management (EVM), has characterized certain Senior Loans as liquid based on a predetermined acceptable number and range of market quotations available. Such loans are valued on the basis of market valuations furnished by a pricing service. Investments for which there are no quotations or valuations are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Other Senior Loans are valued at fair value by BMR under procedures established by the Trustees as permitted by section 2(a)(41).

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount. Dividend income is recorded on ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

   C INCOME TAXES -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   D FINANCIAL FUTURES CONTRACTS -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   E FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

   F FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

   G USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expense during the reporting period. Actual results could differ from those estimates.

   H OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by BMR, a wholly-owned subsidiary of EVM, as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended October 31, 2003, the fee was equivalent to 0.60% of the Portfolio's average daily net assets and amounted to $6,229,426. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2003, no significant amounts have been deferred.

3  INVESTMENTS

   The Portfolio invests primarily in debt securities. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry. Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $1,319,853,118 and $1,247,038,737, respectively, for the year ended October 31, 2003.

4  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2003.

5  FINANCIAL INSTRUMENTS

   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2003 is as follows:

   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

   SALES

                                          IN EXCHANGE
                                              FOR
   SETTLEMENT                              (IN U.S.     NET UNREALIZED
   DATE(S)                 DELIVER          DOLLARS)     APPRECIATION
   -------------------------------------------------------------------
   11/28/03                Euro Dollar
                             3,432,163    $ 4,043,088   $       58,656
   -------------------------------------------------------------------
                                          $ 4,043,088   $       58,656
   -------------------------------------------------------------------

6  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2003 as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                         $    1,103,510,146
   -----------------------------------------------------------
   Gross unrealized appreciation          $       88,606,145

   Gross unrealized depreciation                 (50,993,968)
   -----------------------------------------------------------
   NET UNREALIZED APPRECIATION            $       37,612,177
   -----------------------------------------------------------

7  RESTRICTED SECURITIES

   At October 31, 2003, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                                   DATE OF
   DESCRIPTION                     ACQUISITION   SHARES/FACE      COST       FAIR VALUE
   --------------------------------------------------------------------------------------
   COMMON STOCKS AND WARRANTS

   New World Coffee, Warrants,
   Exp. 6/15/06                        9/15/02 -
                                       7/15/02           557   $         0   $        6

   New World Coffee, Warrants,
   Exp. 6/20/06                        9/30/02           687             0            7

   Peninsula Gaming LLC,
     Convertible Preferred
     Membership Interests              7/08/99        25,351             0      152,107

   VS Holdings, Inc., Common           4/03/02        88,916     1,111,000       66,687
   --------------------------------------------------------------------------------------
                                                               $ 1,111,000   $  218,807
   --------------------------------------------------------------------------------------

8  INTERESTHOLDER MEETING (UNAUDITED)

   The Portfolio held a Special Meeting of Interestholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                    INTEREST IN THE PORTFOLIO
   ------------------------------------------------------------
   NOMINEE FOR TRUSTEE              AFFIRMATIVE     WITHHOLD
   ------------------------------------------------------------
   Jessica M. Bibliowicz                    99%            1%
   Donald R. Dwight                         99%            1%
   James B. Hawkes                          99%            1%
   Samuel L. Hayes, III                     99%            1%
   William H. Park                          99%            1%
   Norton H. Reamer                         99%            1%
   Lynn A. Stout                            99%            1%
   ------------------------------------------------------------

   Results are rounded to the nearest whole number. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Portfolio.

HIGH INCOME PORTFOLIO as of October 31, 2003
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS OF HIGH INCOME PORTFOLIO:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of High Income Portfolio (the Portfolio) as of October 31, 2003 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the years in the four year period then ended, and for each of the years in the two year period ended March 31, 2000. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of October 31, 2003 by correspondence with the custodian, brokers and agent banks; where replies were not received from brokers and agent banks, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of the High Income Portfolio at October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its supplementary data for each of the years in the four year period then ended and for each of the two years in the three year period ended March 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 16, 2003

EATON VANCE HIGH INCOME FUND
MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and High Income Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM.

                          POSITION(S)       TERM OF                                  NUMBER OF PORTFOLIOS
                           WITH THE       OFFICE AND                                   IN FUND COMPLEX
       NAME AND            TRUST AND       LENGTH OF       PRINCIPAL OCCUPATION(S)       OVERSEEN BY
    DATE OF BIRTH        THE PORTFOLIO      SERVICE         DURING PAST FIVE YEARS       TRUSTEE(1)        OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(S)

Jessica M. Bibliowicz       Trustee       Since 1998     Chairman, President and             192             Director of National
11/28/59                                                 Chief Executive Officer of                           Financial Partners
                                                         National Financial
                                                         Partners (financial
                                                         services company) (since
                                                         April 1999). President and
                                                         Chief Operating Officer of
                                                         John A. Levin & Co.
                                                         (registered investment
                                                         adviser) (July 1997 to
                                                         April 1999) and a Director
                                                         of Baker, Fentress &
                                                         Company, which owns
                                                         John A. Levin & Co. (July
                                                         1997 to April 1999).
                                                         Ms. Bibliowicz is an
                                                         interested person because
                                                         of her affiliation with a
                                                         brokerage firm.

James B. Hawkes             Trustee     Trustee of the   Chairman, President and             194              Director of EVC
11/9/41                                   Trust since    Chief Executive Officer of
                                         1991; of the    BMR, EVC, EVM and EV;
                                        Portfolio since  Director of EV; Vice
                                             1992        President and Director of
                                                         EVD. Trustee and/or
                                                         officer of 194 registered
                                                         investment companies in
                                                         the Eaton Vance Fund
                                                         Complex. Mr. Hawkes is an
                                                         interested person because
                                                         of his positions with BMR,
                                                         EVM, EVC and EV, which are
                                                         affiliates of the Trust
                                                         and the Portfolio.

NONINTERESTED TRUSTEE(S)

Samuel L. Hayes, III        Trustee     Trustee of the   Jacob H. Schiff Professor of        194           Director of Tiffany & Co.
2/23/35                                   Trust since    Investment Banking Emeritus,                      (specialty retailer) and
                                         1986; of the    Harvard University Graduate                            Telect, Inc.
                                        Portfolio since  School of Business                                  (telecommunication
                                             1993        Administration.                                      services company)

William H. Park             Trustee       Since 2003     President and Chief                 191                     None
9/19/47                                                  Executive Officer, Prizm
                                                         Capital Management, LLC
                                                         (investment management
                                                         firm) (since 2002).
                                                         Executive Vice President
                                                         and Chief Financial
                                                         Officer, United Asset
                                                         Management Corporation (a
                                                         holding company owning
                                                         institutional investment
                                                         management firms)
                                                         (1982-2001).

Ronald A. Pearlman          Trustee       Since 2003     Professor of Law,                   191                     None
7/10/40                                                  Georgetown University Law
                                                         Center (since 1999). Tax
                                                         Partner Covington &
                                                         Burling, Washington, DC
                                                         (1991-2000).

                          POSITION(S)       TERM OF                                  NUMBER OF PORTFOLIOS
                           WITH THE       OFFICE AND                                   IN FUND COMPLEX
       NAME AND            TRUST AND       LENGTH OF       PRINCIPAL OCCUPATION(S)       OVERSEEN BY
    DATE OF BIRTH          PORTFOLIO        SERVICE         DURING PAST FIVE YEARS       TRUSTEE(1)        OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S)(CONTINUED)

Norton H. Reamer            Trustee     Trustee of the   President and Chief                 194                     None
9/21/35                                   Trust since    Executive Officer of Asset
                                         1984; of the    Management Finance Corp.
                                        Portfolio since  (a specialty finance
                                             1993        company serving the
                                                         investment management
                                                         industry) (since
                                                         October 2003). President,
                                                         Unicorn Corporation (an
                                                         investment and financial
                                                         advisory services company)
                                                         (since September 2000).
                                                         Formerly, Chairman,
                                                         Hellman, Jordan Management
                                                         Co., Inc. (an investment
                                                         management company)
                                                         (2000-2003). Formerly,
                                                         Advisory Director of
                                                         Berkshire Capital
                                                         Corporation (investment
                                                         banking firm) (2002-2003).
                                                         Formerly, Chairman of the
                                                         Board, United Asset
                                                         Management Corporation (a
                                                         holding company owning
                                                         institutional investment
                                                         management firms) and
                                                         Chairman, President and
                                                         Director, UAM Funds
                                                         (mutual funds)
                                                         (1980-2000).

Lynn A. Stout               Trustee       Since 1998     Professor of Law,                   194                     None
9/14/57                                                  University of California
                                                         at Los Angeles School of
                                                         Law (since July 2001).
                                                         Formerly, Professor of
                                                         Law, Georgetown University
                                                         Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                             POSITION(S)           TERM OF
                              WITH THE           OFFICE AND
      NAME AND                TRUST AND           LENGTH OF              PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH            THE PORTFOLIO          SERVICE                DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.     President of the Trust   Since 2002    Executive Vice President of EVM, BMR, EVC and
5/31/58                                                        EV; Chief Investment Officer of EVM and BMR and
                                                               Director of EVC. Chief Executive Officer of
                                                               Belair Capital Fund LLC, Belcrest Capital Fund
                                                               LLC, Belmar Capital Fund LLC, Belport Capital
                                                               Fund LLC and Belrose Capital Fund LLC (private
                                                               investment companies sponsored by EVM). Officer
                                                               of 53 registered investment companies managed
                                                               by EVM or BMR.

William H. Ahern, Jr.       Vice President       Since 1995    Vice President of EVM and BMR. Officer of 35
7/28/59                      of the Trust                      registered investment companies managed by EVM
                                                               or BMR.

Thomas J. Fetter            Vice President       Since 1997    Vice President of EVM and BMR. Trustee and
8/20/43                      of the Trust                      President of The Massachusetts Health &
                                                               Education Tax-Exempt Trust. Officer of 127
                                                               registered investment companies managed by EVM
                                                               or BMR.

Thomas P. Huggins           Vice President       Since 2000    Vice President of EVM and BMR. Officer of 8
3/7/66                     of the Portfolio                    registered investment companies managed by EVM
                                                               or BMR.

Michael R. Mach             Vice President       Since 1999    Vice President of EVM and BMR. Previously,
7/15/47                      of the Trust                      Managing Director and Senior Analyst for
                                                               Robertson Stephens (1998-1999). Officer of 25
                                                               registered investment companies managed by EVM
                                                               or BMR.

Robert B. MacIntosh         Vice President       Since 1998    Vice President of EVM and BMR. Officer of 127
1/22/57                      of the Trust                      registered investment companies managed by EVM
                                                               or BMR.

Duncan W. Richardson        Vice President       Since 2001    Senior Vice President and Chief Equity
10/26/57                     of the Trust                      Investment Officer of EVM and BMR. Officer of
                                                               41 registered investment companies managed by
                                                               EVM or BMR.

Walter A. Row, III          Vice President       Since 2001    Director of Equity Research and a Vice
7/20/57                      of the Trust                      President of EVM and BMR. Officer of 22
                                                               registered investment companies managed by EVM
                                                               or BMR.

Judith A. Saryan            Vice President       Since 2003    Vice President of EVM and BMR. Previously,
8/21/54                      of the Trust                      Portfolio Manager and Equity Analyst for State
                                                               Street Global Advisers (1980-1999). Officer of
                                                               24 registered investment companies managed by
                                                               EVM or BMR.

                             POSITION(S)           TERM OF
                              WITH THE           OFFICE AND
      NAME AND                TRUST AND           LENGTH OF               PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH            THE PORTFOLIO          SERVICE                DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------
PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES (CONTINUED)

Susan Schiff                Vice President       Since 2002     Vice President of EVM and BMR. Officer of 26
3/13/61                      of the Trust                       registered investment companies managed by EVM
                                                                or BMR.

Michael W. Weilheimer         President          Since 2002(2)  Vice President of EVM and BMR. Officer of 10
2/11/61                    of the Portfolio                     registered investment companies managed by EVM
                                                                or BMR.

Alan R. Dynner                 Secretary         Since 1997     Vice President, Secretary and Chief Legal
10/10/40                                                        Officer of BMR, EVM, EVD, EV and EVC. Officer
                                                                of 194 registered investment companies managed
                                                                by EVM or BMR.

Barbara E. Campbell           Treasurer          Since 2002(2)  Vice President of EVM and BMR. Officer of 194
6/19/57                    of the Portfolio                     registered investment companies managed by EVM
                                                                or BMR.

James L. O'Connor       Treasurer of the Trust   Since 1989     Vice President of BMR, EVM and EVD. Officer of
4/1/45                                                          115 registered investment companies managed by
                                                                EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2) Prior to 2002, Mr. Weilheimer served as Vice President of the Portfolio since 1995 and Ms. Campbell served as Assistant Treasurer of the Portfolio since 1993.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

                       This Page Intentionally Left Blank

                   INVESTMENT ADVISER OF HIGH INCOME PORTFOLIO
                         BOSTON MANAGEMENT AND RESEARCH
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                  ADMINISTRATOR OF EATON VANCE HIGH INCOME FUND
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             ATTN: EATON VANCE FUNDS
                                  P.O. BOX 9653
                            PROVIDENCE, RI 02940-9653
                                 (800) 262-1122

                              INDEPENDENT AUDITORS
                              DELOITTE & TOUCHE LLP
                               200 BERKELEY STREET
                              BOSTON, MA 02116-5022


                          EATON VANCE HIGH INCOME FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

    THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS WHICH CONTAINS MORE COMPLETE INFORMATION ON THE FUND, INCLUDING ITS SALES CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

446-12/03                                                                  HISRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and

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Chief Financial Officer of United Asset Management Corporation ("UAM") (a
holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES


Not required in this filing.


ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.

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(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUTUAL FUNDS TRUST (ON BEHALF OF EATON VANCE HIGH INCOME FUND)


By:    /s/ Thomas E. Faust Jr.
      ----------------------------
      Thomas E. Faust Jr.
      President


Date: December 16, 2003
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ James L. O'Connor
      ----------------------------
      James L. O'Connor
      Treasurer


Date: December 16, 2003
      -----------------


By:    /s/ Thomas E. Faust Jr.
      ----------------------------
      Thomas E. Faust Jr.
      President


Date: December 16, 2003
      -----------------